Consolidated Balance Sheets [Parenthetical] (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Allowance For Doubtful Accounts Sales Returns and Discounts (in dollars)	$ 16,090	$ 15,888
Allowance For Doubtful Accounts Sales Returns and Discounts Related Party (in dollars)	174	83
Securities measured at fair value (in dollars)	$ 0	$ 5,080
Common stock, par value (in dollars per share)	$ 0.3	$ 0.3
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	356,699,482	356,699,482
Common stock, shares outstanding	339,149,508	349,279,556
Treasury stock, shares	17,549,974	7,419,926